BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized	25,348,176	25,348,176
Common stock, shares issued	13,739,186	13,739,186
Common stock, shares outstanding	13,739,186
Common stock, par value (in Dollars per share)	$ 0	$ 0
Common stock, shares authorized	72,423,360	72,423,360
Common stock, shares issued	40,528,913	40,433,578
Common stock, shares outstanding	40,528,913	40,433,578
Class A Common Stock | CIK 0001822935 Healthcare Capital Corp
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	27,500,000	0
Common stock, shares outstanding	27,500,000	0
Class B Common Stock | CIK 0001822935 Healthcare Capital Corp
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	6,875,000	6,900,000
Common stock, shares outstanding	6,875,000	6,900,000